Jack-up rigs - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation			$ 2.0	$ 1.9	$ 1.7
Transferred to Jack-Up Rigs			0.0	312.7
Transfers from newbuildings, installment payments				297.0
Transfers to newbuildings, capitalized costs				15.7
Loss on sale of drilling rig			(4.8)	(19.0)	(6.4)
Impairment of non-current assets			0.0	77.1	11.4
Atla
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			0.0	30.9	0.0
Balder
Property, Plant and Equipment [Line Items]
Impairment of non-current assets				0.8
MSS1
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			0.0	18.4	0.0
Eir
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			0.0	0.0	$ 11.4
Heimdal
Property, Plant and Equipment [Line Items]
Transferred to Jack-Up Rigs		$ 156.9		156.9
Hild
Property, Plant and Equipment [Line Items]
Transferred to Jack-Up Rigs	$ 155.8			155.8
Balder
Property, Plant and Equipment [Line Items]
Loss on sale of drilling rig			$ 0.1
Impairment of non-current assets				$ 27.0